Convertible Promissory Notes and Warrant Agreements (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Accrued interest	$ 117,828	$ 87,028	$ 120,223
Convertible promissory notes, net	1,657,828	1,393,804	2,168,340
2017 convertible promissory notes, net of discounts [Member]
Short-term Debt [Line Items]
Convertible promissory notes, net	$ 1,540,000	1,306,776	504,465
2016 convertible promissory notes, net of discounts [Member]
Short-term Debt [Line Items]
Convertible promissory notes, net			$ 1,543,652